Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Current Assets
Cash, cash equivalents and restricted cash	$ 138,456	$ 158,242
Accounts receivable, net of allowance for credit losses	19,200	34,653
Accrued income	7,702	2,437
Prepaid expenses and other current assets	16,750	17,068
Bunkers and lubricant oils	12,643	9,044
Insurance receivable	2,757	526
Amounts due from related parties	25,278	33,402
Total current assets	222,786	255,372
Non-current Assets
Vessels, net	1,698,087	1,754,382
Property, plant and equipment, net	174	142
Intangible assets, net of accumulated amortization	284	332
Equity method investments	193,340	174,910
Derivative assets	12,647	14,674
Right-of-use asset for operating leases	2,322	2,873
Total non-current assets	1,906,854	1,947,313
Total Assets	2,129,640	2,202,685
Current Liabilities
Current portion of secured term loan facilities, net of deferred financing costs	118,450	120,327
Current portion of operating lease liabilities	1,234	914
Accounts payable	9,513	11,643
Accrued expenses and other liabilities	26,124	20,847
Accrued interest	5,137	5,488
Deferred income	25,596	25,617
Amounts due to related parties	505	606
Total current liabilities	186,559	185,442
Non-current Liabilities
Secured term loan facilities and revolving credit facilities, net of current portion and deferred financing costs	579,113	641,975
Senior unsecured bond, net of deferred financing costs	90,533	90,336
Operating lease liabilities, net of current portion	2,867	3,500
Deferred tax liabilities	8,404	7,016
Amounts due to related parties	38,088	41,342
Total non-current liabilities	719,005	784,169
Total Liabilities	905,564	969,611
Commitments and Contingencies - Note 11
Stockholders’ Equity
Common stock—$0.01 par value per share; 400,000,000 shares authorized; 69,595,255 shares issued and outstanding at June 30, 2024 (December 31, 2023: 73,208,586)	697	733
Additional paid-in capital	799,940	799,472
Accumulated other comprehensive loss	(444)	(152)
Retained earnings	375,135	390,221
Total Navigator Holdings Ltd. Stockholders’ Equity	1,175,328	1,190,274
Non-controlling interest	48,748	42,800
Total equity	1,224,076	1,233,074
Total Liabilities and Stockholders’ Equity	$ 2,129,640	$ 2,202,685